Goldman Sachs China Equity Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI China All Shares Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.94%	(2.45%)	4.14%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.07%	(7.36%)	4.31%
Performance Inception Date	Jul. 08, 1994
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.71%	(7.72%)	3.83%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.16%	(5.30%)	3.53%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		30.33%	(7.01%)	4.12%	[1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.82%	(5.99%)	5.27%
Performance Inception Date	Feb. 02, 1996
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.66%	(6.07%)	5.17%
Performance Inception Date	Feb. 28, 2014
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.87%	(5.98%)	5.28%	[2]
Performance Inception Date	Feb. 28, 2018

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on February 28, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.